UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  5300 Meadows Road, Suite 250
          Lake Oswego, OR  97035-8234

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Ferrie
Title:  Vice President, Treasurer & Chief Compliance Officer
Phone:  (503) 726-4384

Signature, Place, and Date of Signing:

     /s/ BRIAN FERRIE                               August 9, 2010
     -----------------------------         -----------------------------
         Brian Ferrie                              Lake Oswego, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     63
                                        ----------------
Form 13F Information Table Value Total:     $3,535,876
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                                  June 30, 2010

         ITEM 1                          ITEM 2        ITEM 3          ITEM 4       ITEM 5

                                                                        Fair
                                                                       Market       Number
                                                                       Value          of
Name of Issuer                      Title of Class     Cusip #      (thousands)     Shares
-----------------------             --------------   ------------   -----------   -----------
3M Co                               Common           88579Y101      150,807        1,909,191
Abbott Labs Com                     Common           002824100      184,472        3,943,397
Accenture PLC Ireland               Common           G1151C101          244            6,310
Adobe Systems Inc                   Common           00724F101      131,513        4,975,895
Advance Auto Parts, Inc.            Common           00751Y106          276            5,500
Alliant Techsystems Inc             Common           018804104          202            3,260
American Express                    Common           025816109          241            6,060
Amphenol Corp                       Common           032095101       86,798        2,209,736
Automatic Data Processing           Common           053015103      132,938        3,301,981
Ball Corporation                    Common           058498106          248            4,690
Bard (C.R.) Inc                     Common           067383109      110,747        1,428,445
Baxter International Inc            Common           071813109          232            5,720
Becton Dickinson                    Common           075887109          230            3,400
Bristol Myers Squibb Co Com         Common           110122108          823           33,000
CH Robinson Worldwide               Common           12541W209       74,582        1,339,950
Cardinal Health Inc                 Common           14149Y108          249            7,410
Clorox Co                           Common           189054109       80,884        1,301,221
Coca-Cola Co                        Common           191216100      108,975        2,174,288
Cognizant Tech Solutions Corp       Common           192446102      116,757        2,332,345
Colgate-Palmolive Co                Common           194162103      149,292        1,895,528
Dell, Inc                           Common           24702R101          208           17,230
Dionex Corp                         Common           254546104        1,365           18,331
Donaldson                           Common           257651109          239            5,610
Eaton Vance                         Common           278265103          209            7,570
Ecolab Inc                          Common           278865100       77,441        1,724,368
Eli Lilly & Co                      Common           532457108          245            7,310
Emerson Electric Co                 Common           291011104      157,383        3,602,272
Equifax Inc                         Common           294429105      114,533        4,081,717
Exelon Corp                         Common           30161N101          226            5,940
Exxon Mobil Corp                    Common           30231G102          421            7,382
Gartner Inc                         Common           366651107          239           10,270
General Dynamics Corp               Common           369550108          205            3,500
Genuine Parts Co                    Common           372460105          252            6,397
ITT Corp                            Common           450911102          217            4,840
International Business Machine      Common           459200101          535            4,332
Jack in the Box Inc                 Common           466367109          210           10,810
Johnson & Johnson                   Common           478160104      121,014        2,049,005
Kroger Co                           Common           501044101          216           10,970
Medtronic Inc                       Common           585055106      156,520        4,315,419
Microsoft Corp Com                  Common           594918104      149,469        6,495,820
Moodys Corp                         Common           615369105          229           11,510
Nestle SA ADR                       Common           641069406          327            6,750
Nike Inc Cl B                       Common           654106103          560            8,289
Omnicom Group Inc                   Common           681919106      140,070        4,083,688
Oracle Corp                         Common           68389X105      150,152        6,996,845
Patterson Companies                 Common           703395103          236            8,270
Paychex Inc                         Common           704326107       64,469        2,482,441
Pepsico Inc                         Common           713448108      142,880        2,344,213
Polaris Industries                  Common           731068102          240            4,390
Praxair Inc                         Common           74005P104      157,408        2,071,435
Procter & Gamble Co                 Common           742718109      155,185        2,587,280
Rockwell Collins Inc.               Common           774341101          214            4,030
Stryker Corp                        Common           863667101      121,976        2,436,603
Sysco Corp                          Common           871829107       92,069        3,222,578
T Rowe Price Group Inc              Common           74144T108      141,723        3,192,688
United Parcel Svc Cl B              Common           911312106          216            3,800
United Technologies Corp            Common           913017109      151,622        2,335,876
VF Corp                             Common           918204108          216            3,030
Valassis Communications             Common           918866104          224            7,050
Vanguard Div App ETF                Common           921908844          225            5,107
Waters Corp                         Common           941848103      103,060        1,592,890
Wells Fargo & Co                    Common           949746101          678           26,500
Yum Brands Inc                      Common           988498101          240            6,160

                                                                  3,535,876       82,717,843
                                                                  =========       ==========


         ITEM 1                             ITEM 6       ITEM 7                     ITEM 8

                                                                                    Voting
                                                                                  Authority
                                           Investment     Other         Sole        Shared      None
Name of Issuer                             Discretion   Managers      (Shares)     (Shares)   (Shares)
-----------------------                    ----------   --------    -----------  -----------  --------
3M Co                                       Sole                    1,742,441                  166,750
Abbott Labs Com                             Sole                    3,610,242                  333,155
Accenture PLC Ireland                       Sole                        6,310
Adobe Systems Inc                           Sole                    4,556,865                  419,030
Advance Auto Parts, Inc.                    Sole                        5,500
Alliant Techsystems Inc                     Sole                        3,260
American Express                            Sole                        6,060
Amphenol Corp                               Sole                    2,013,155                  196,581
Automatic Data Processing                   Sole                    3,022,755                  279,226
Ball Corporation                            Sole                        4,690
Bard (C.R.) Inc                             Sole                    1,300,705                  127,740
Baxter International Inc                    Sole                        5,720
Becton Dickinson                            Sole                        3,400
Bristol Myers Squibb Co Com                 Sole                       33,000
CH Robinson Worldwide                       Sole                    1,222,190                  117,760
Cardinal Health Inc                         Sole                        7,410
Clorox Co                                   Sole                    1,187,887                  113,334
Coca-Cola Co                                Sole                    1,984,765                  189,523
Cognizant Tech Solutions Corp               Sole                    2,127,645                  204,700
Colgate-Palmolive Co                        Sole                    1,731,305                  164,223
Dell, Inc                                   Sole                       17,230
Dionex Corp                                 Sole                       15,831                    2,500
Donaldson                                   Sole                        5,610
Eaton Vance                                 Sole                        7,570
Ecolab Inc                                  Sole                    1,576,175                  148,193
Eli Lilly & Co                              Sole                        7,310
Emerson Electric Co                         Sole                    3,286,154                  316,118
Equifax Inc                                 Sole                    3,725,274                  356,443
Exelon Corp                                 Sole                        5,940
Exxon Mobil Corp                            Sole                        7,382
Gartner Inc                                 Sole                       10,270
General Dynamics Corp                       Sole                        3,500
Genuine Parts Co                            Sole                        6,397
ITT Corp                                    Sole                        4,840
International Business Machine              Sole                        4,332
Jack in the Box Inc                         Sole                       10,810
Johnson & Johnson                           Sole                    1,896,340                  152,665
Kroger Co                                   Sole                       10,970
Medtronic Inc                               Sole                    3,957,385                  358,034
Microsoft Corp Com                          Sole                    5,944,901                  550,919
Moodys Corp                                 Sole                       11,510
Nestle SA ADR                               Sole                        6,750
Nike Inc Cl B                               Sole                        8,289
Omnicom Group Inc                           Sole                    3,731,938                  351,750
Oracle Corp                                 Sole                    6,386,075                  610,770
Patterson Companies                         Sole                        8,270
Paychex Inc                                 Sole                    2,264,681                  217,760
Pepsico Inc                                 Sole                    2,137,720                  206,493
Polaris Industries                          Sole                        4,390
Praxair Inc                                 Sole                    1,885,903                  185,532
Procter & Gamble Co                         Sole                    2,363,365                  223,915
Rockwell Collins Inc.                       Sole                        4,030
Stryker Corp                                Sole                    2,241,900                  194,703
Sysco Corp                                  Sole                    2,932,651                  289,927
T Rowe Price Group Inc                      Sole                    2,920,005                  272,683
United Parcel Svc Cl B                      Sole                        3,800
United Technologies Corp                    Sole                    2,125,700                  210,176
VF Corp                                     Sole                        3,030
Valassis Communications                     Sole                        7,050
Vanguard Div App ETF                        Sole                        5,107
Waters Corp                                 Sole                    1,452,560                  140,330
Wells Fargo & Co                            Sole                       25,800                      700
Yum Brands Inc                              Sole                        6,160
